UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Capital Investment Counsel, Inc.
Address:  17 Glenwood Avenue
          Raleigh, NC 27603

Form 13F File Number:  028-12623

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Ron King
Title:    Chief Compliance Officer
Phone:    919-831-2370

Signature, Place, and Date of Signing:

         /s/ Ron King             Raleigh, North Carolina       August 14, 2012
         ------------             -----------------------       ---------------
         [Signature]                  [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:          141
                                         -----------

Form 13F Information Table Value Total:  $   170,189
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

           COLUMN 1                 COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8
------------------------------- ----------------- --------- ----------- -------------------- ---------- -------- -------------------
                                                                                                                  VOTING AUTHORITY
                                    TITLE OF                   VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   -------------------
        NAME OF ISSUER                CLASS         CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------- ----------------- --------- ----------- ----------- --- ---- ---------- -------- ---- ------ -------
APPLE INC                       COM               037833100       9,551      16,354 SH       SOLE                             16,354
ADOBE SYS INC                   COM               00724F101       1,556      48,064 SH       SOLE                             48,064
ANALOG DEVICES INC              COM               032654105         301       8,000 SH       SOLE                              8,000
AUTOMATIC DATA PROCESSING IN    COM               053015103       3,278      58,885 SH       SOLE                             58,885
AMERICAN EAGLE OUTFITTERS NE    COM               02553E106         227      11,495 SH       SOLE                             11,495
AKAMAI TECHNOLOGIES INC         COM               00971T101       1,086      34,190 SH       SOLE                             34,190
ALCATEL-LUCENT                  SPONSORED ADR     013904305          67      41,033 SH       SOLE                             41,033
APPLIED MATLS INC               COM               038222105       1,427     124,640 SH       SOLE                            124,640
ADVANCED MICRO DEVICES INC      COM               007903107         201      35,000 SH       SOLE                             35,000
AMGEN INC                       COM               031162100         322       4,420 SH       SOLE                              4,420
AMAZON COM INC                  COM               023135106         245       1,075 SH       SOLE                              1,075
ATMEL CORP                      COM               049513104         289      43,000 SH       SOLE                             43,000
ACTIVISION BLIZZARD INC         COM               00507V109       1,727     143,999 SH       SOLE                            143,999
BOEING CO                       COM               097023105         853      11,475 SH       SOLE                             11,475
BANK OF AMERICA CORPORATION     COM               060505104         419      51,277 SH       SOLE                             51,277
BAXTER INTL INC                 COM               071813109         838      15,775 SH       SOLE                             15,775
BB&T CORP                       COM               054937107       2,116      68,575 SH       SOLE                             68,575
BMC SOFTWARE INC                COM               055921100         774      18,125 SH       SOLE                             18,125
BP PLC                          SPONSORED ADR     055622104       1,141      28,151 SH       SOLE                             28,151
BOSTON SCIENTIFIC CORP          COM               101137107          84      14,900 SH       SOLE                             14,900
CABELAS INC                     COM               126804301         609      16,100 SH       SOLE                             16,100
CATERPILLAR INC DEL             COM               149123101         442       5,209 SH       SOLE                              5,209
CHICAGO BRIDGE & IRON CO N V    N Y REGISTRY SH   167250109         547      14,415 SH       SOLE                             14,415
CHICOS FAS INC                  COM               168615102         172      11,600 SH       SOLE                             11,600
CLOROX CO DEL                   COM               189054109         210       2,900 SH       SOLE                              2,900
CONOCOPHILLIPS                  COM               20825C104       1,022      18,287 SH       SOLE                             18,287
COSTCO WHSL CORP NEW            COM               22160K105       7,572      79,705 SH       SOLE                             79,705
CREE INC                        COM               225447101         407      15,855 SH       SOLE                             15,855
CISCO SYS INC                   COM               17275R102       3,397     197,852 SH       SOLE                            197,852
CHEVRON CORP NEW                COM               166764100       1,261      11,948 SH       SOLE                             11,948
DU PONT E I DE NEMOURS & CO     COM               263534109         257       5,080 SH       SOLE                              5,080
PROSHARES TR                    PSHS ULTRA DOW30  74347R305         439       6,525 SH       SOLE                              6,525
DEERE & CO                      COM               244199105       1,301      16,090 SH       SOLE                             16,090
DELL INC                        COM               24702R101         518      41,390 SH       SOLE                             41,390
DISNEY WALT CO                  COM DISNEY        254687106       1,533      31,617 SH       SOLE                             31,617
DOLBY LABORATORIES INC          COM               25659T107         721      17,450 SH       SOLE                             17,450
DUKE ENERGY CORP NEW            COM               26441C105         987      42,786 SH       SOLE                             42,786
DEUTSCHE BK AG LDN BRH          PS GOLD DS ETN    25154H756         131      26,400 SH       SOLE                             26,400
ELECTRONIC ARTS INC             COM               285512109         332      26,900 SH       SOLE                             26,900
CONSOLIDATED EDISON INC         COM               209115104         538       8,650 SH       SOLE                              8,650
ELECTRONICS FOR IMAGING INC     COM               286082102         319      19,650 SH       SOLE                             19,650
E M C CORP MASS                 COM               268648102       3,913     152,668 SH       SOLE                            152,668
EXPEDITORS INTL WASH INC        COM               302130109       1,139      29,390 SH       SOLE                             29,390
FORD MTR CO DEL                 COM PAR $0.01     345370860         113      11,808 SH       SOLE                             11,808
FAMILY DLR STORES INC           COM               307000109         771      11,600 SH       SOLE                             11,600
FEDEX CORP                      COM               31428X106       1,294      14,125 SH       SOLE                             14,125
FREDS INC                       CL A              356108100         194      12,700 SH       SOLE                             12,700
GENERAL ELECTRIC CO             COM               369604103       3,228     154,900 SH       SOLE                            154,900
GUESS INC                       COM               401617105         252       8,305 SH       SOLE                              8,305
GILEAD SCIENCES INC             COM               375558103         295       5,750 SH       SOLE                              5,750
CORNING INC                     COM               219350105       1,103      85,282 SH       SOLE                             85,282
GOOGLE INC                      CL A              38259P508       1,378       2,375 SH       SOLE                              2,375
GLAXOSMITHKLINE PLC             SPONSORED ADR     37733W105         280       6,150 SH       SOLE                              6,150
GLOBAL SOURCES LTD              ORD               G39300101         418      63,335 SH       SOLE                             63,335
HOME DEPOT INC                  COM               437076102         647      12,213 SH       SOLE                             12,213
HONDA MOTOR LTD                 AMERN SHS         438128308         407      11,751 SH       SOLE                             11,751
HELMERICH & PAYNE INC           COM               423452101         541      12,454 SH       SOLE                             12,454
HEWLETT PACKARD CO              COM               428236103         659      32,788 SH       SOLE                             32,788
INTERNATIONAL BUSINESS MACHS    COM               459200101       1,817       9,288 SH       SOLE                              9,288
INTEGRATED DEVICE TECHNOLOGY    COM               458118106         308      54,750 SH       SOLE                             54,750
ISHARES TR                      S&P EURO PLUS     464287861         991      29,395 SH       SOLE                             29,395
INTEL CORP                      COM               458140100       3,945     148,036 SH       SOLE                            148,036
INTUIT                          COM               461202103         258       4,350 SH       SOLE                              4,350
ISHARES TR                      TRANSP AVE IDX    464287192         581       6,226 SH       SOLE                              6,226
JOHNSON & JOHNSON               COM               478160104       3,127      46,283 SH       SOLE                             46,283
JUNIPER NETWORKS INC            COM               48203R104         310      19,025 SH       SOLE                             19,025
JOES JEANS INC                  COM               47777N101          24      23,000 SH       SOLE                             23,000
JPMORGAN CHASE & CO             COM               46625H100         533      14,914 SH       SOLE                             14,914
KRAFT FOODS INC                 CL A              50075N104         283       7,330 SH       SOLE                              7,330
KIMBERLY CLARK CORP             COM               494368103         643       7,677 SH       SOLE                              7,677
COCA COLA CO                    COM               191216100       4,818      61,624 SH       SOLE                             61,624
LOCKHEED MARTIN CORP            COM               539830109       1,187      13,628 SH       SOLE                             13,628
LINCOLN NATL CORP IND           COM               534187109         201       9,193 SH       SOLE                              9,193
LOWES COS INC                   COM               548661107       3,244     114,049 SH       SOLE                            114,049
LSI CORPORATION                 COM               502161102         658     103,349 SH       SOLE                            103,349
LEXMARK INTL NEW                CL A              529771107         525      19,735 SH       SOLE                             19,735
MCDONALDS CORP                  COM               580135101       1,496      16,894 SH       SOLE                             16,894
MEREDITH CORP                   COM               589433101         439      13,750 SH       SOLE                             13,750
MCDERMOTT INTL INC              COM               580037109         594      53,315 SH       SOLE                             53,315
MARTIN MARIETTA MATLS INC       COM               573284106         693       8,786 SH       SOLE                              8,786
3M CO                           COM               88579Y101       1,638      18,276 SH       SOLE                             18,276
MONSANTO CO NEW                 COM               61166W101       1,583      19,120 SH       SOLE                             19,120
MOSAIC CO NEW                   COM               61945C103       1,130      20,632 SH       SOLE                             20,632
MORGAN STANLEY                  COM NEW           617446448         730      50,066 SH       SOLE                             50,066
MICROSOFT CORP                  COM               594918104       4,068     132,977 SH       SOLE                            132,977
NIKE INC                        CL B              654106103         263       3,000 SH       SOLE                              3,000
NOKIA CORP                      SPONSORED ADR     654902204         297     143,344 SH       SOLE                            143,344
NUCOR CORP                      COM               670346105       1,395      36,810 SH       SOLE                             36,810
NVIDIA CORP                     COM               67066G104         899      65,080 SH       SOLE                             65,080
NOVARTIS A G                    SPONSORED ADR     66987V109         243       4,350 SH       SOLE                              4,350
ORACLE CORP                     COM               68389X105       3,017     101,581 SH       SOLE                            101,581
OCCIDENTAL PETE CORP DEL        COM               674599105         304       3,539 SH       SOLE                              3,539
PAYCHEX INC                     COM               704326107         691      22,000 SH       SOLE                             22,000
PEPSICO INC                     COM               713448108         575       8,133 SH       SOLE                              8,133
PFIZER INC                      COM               717081103       1,820      79,131 SH       SOLE                             79,131
PROCTER & GAMBLE CO             COM               742718109       3,839      62,672 SH       SOLE                             62,672
PROGRESS ENERGY INC             COM               743263105         794      13,194 SH       SOLE                             13,194
PHILIP MORRIS INTL INC          COM               718172109         401       4,601 SH       SOLE                              4,601
PMC-SIERRA INC                  COM               69344F106          70      11,426 SH       SOLE                             11,426
PIEDMONT NAT GAS INC            COM               720186105         278       8,642 SH       SOLE                              8,642
POTASH CORP SASK INC            COM               73755L107         258       5,900 SH       SOLE                              5,900
PHILLIPS 66                     COM               718546104         270       8,117 SH       SOLE                              8,117
QUANTA SVCS INC                 COM               74762E102         341      14,150 SH       SOLE                             14,150
QUALCOMM INC                    COM               747525103       2,702      48,535 SH       SOLE                             48,535
RAYTHEON CO                     COM NEW           755111507         495       8,750 SH       SOLE                              8,750
ROYAL BK CDA MONTREAL QUE       COM               780087102         486       9,486 SH       SOLE                              9,486
SAP AG                          SPON ADR          803054204         227       3,825 SH       SOLE                              3,825
SCHWAB CHARLES CORP NEW         COM               808513105         407      31,450 SH       SOLE                             31,450
SPECTRA ENERGY CORP             COM               847560109         331      11,397 SH       SOLE                             11,397
SIEMENS A G                     SPONSORED ADR     826197501       1,421      16,900 SH       SOLE                             16,900
SIGMA ALDRICH CORP              COM               826552101         932      12,605 SH       SOLE                             12,605
SCHLUMBERGER LTD                COM               806857108       2,357      36,307 SH       SOLE                             36,307
STEIN MART INC                  COM               858375108         248      31,250 SH       SOLE                             31,250
SOUTHERN CO                     COM               842587107         648      14,000 SH       SOLE                             14,000
PROSHARES TR                    PSHS ULT S&P 500  74347R107         645      11,822 SH       SOLE                             11,822
STRYKER CORP                    COM               863667101         328       5,950 SH       SOLE                              5,950
AT&T INC                        COM               00206R102         902      25,287 SH       SOLE                             25,287
PROSHARES TR                    PSHS ULTSH 2 0YRS 74347R297         932      58,835 SH       SOLE                             58,835
TEVA PHARMACEUTICAL INDS LTD    ADR               881624209       1,367      34,650 SH       SOLE                             34,650
TARGET CORP                     COM               87612E106         493       8,467 SH       SOLE                              8,467
TIBCO SOFTWARE INC              COM               88632Q103       2,224      74,325 SH       SOLE                             74,325
TOYOTA MOTOR CORP               SP ADR REP2COM    892331307       2,284      28,376 SH       SOLE                             28,376
TRIQUINT SEMICONDUCTOR INC      COM               89674K103         285      51,900 SH       SOLE                             51,900
TRANSCANADA CORP                COM               89353D107         396       9,450 SH       SOLE                              9,450
TRAVELERS COMPANIES INC         COM               89417E109         546       8,554 SH       SOLE                              8,554
UNITEDHEALTH GROUP INC          COM               91324P102         741      12,670 SH       SOLE                             12,670
UNITED PARCEL SERVICE INC       CL B              911312106       1,109      14,077 SH       SOLE                             14,077
PROSHARES TR                    PSHS ULTRUSS2000  74347R842         392       9,710 SH       SOLE                              9,710
PROSHARES TR                    ULTRA FNCLS NEW   74347X633         397       7,130 SH       SOLE                              7,130
VISA INC                        COM CL A          92826C839         920       7,442 SH       SOLE                              7,442
VARIAN MED SYS INC              COM               92220P105       1,129      18,575 SH       SOLE                             18,575
VERIZON COMMUNICATIONS INC      COM               92343V104         787      17,719 SH       SOLE                             17,719
WALGREEN CO                     COM               931422109         687      23,225 SH       SOLE                             23,225
WELLS FARGO & CO NEW            COM               949746101         441      13,201 SH       SOLE                             13,201
WHOLE FOODS MKT INC             COM               966837106       1,198      12,570 SH       SOLE                             12,570
WAL-MART STORES INC             COM               931142103       6,846      98,192 SH       SOLE                             98,192
WARWICK VALLEY TEL CO           COM               936750108         476      36,150 SH       SOLE                             36,150
SELECT SECTOR SPDR TR           SBI INT-INDS      81369Y704         637      17,864 SH       SOLE                             17,864
EXELIS INC                      COM               30162A108         143      14,485 SH       SOLE                             14,485
EXXON MOBIL CORP                COM               30231G102      15,850     185,231 SH       SOLE                            185,231
XYLEM INC                       COM               98419M100         352      13,995 SH       SOLE                             13,995